Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 70	$ 200,138	$ (745)	$ (186,040)	$ 13,423
Balance, shares at Dec. 31, 2022	1,692,342
Stock-based compensation		297			297
Unrealized loss from marketable debt securities			100		100
Net loss				(1,830)	(1,830)
Balance at Mar. 31, 2023	$ 70	200,435	(645)	(187,870)	11,990
Balance, shares at Mar. 31, 2023	1,692,342
Balance at Dec. 31, 2022	$ 70	200,138	(745)	(186,040)	13,423
Balance, shares at Dec. 31, 2022	1,692,342
Net loss					(3,423)
Balance at Jun. 30, 2023	$ 70	200,609	(662)	(189,463)	10,554
Balance, shares at Jun. 30, 2023	1,692,342
Balance at Mar. 31, 2023	$ 70	200,435	(645)	(187,870)	11,990
Balance, shares at Mar. 31, 2023	1,692,342
Stock-based compensation		174			174
Unrealized loss from marketable debt securities			(17)		(17)
Net loss				(1,593)	(1,593)
Balance at Jun. 30, 2023	$ 70	200,609	(662)	(189,463)	10,554
Balance, shares at Jun. 30, 2023	1,692,342
Balance at Dec. 31, 2023	$ 209	207,076	(454)	(192,952)	13,879
Balance, shares at Dec. 31, 2023	5,045,324
Exercise of pre-funded warrants	$ 40	(40)
Exercise of Pre-funded warrants, shares	964,330
Stock-based compensation		153			153
Unrealized loss from marketable debt securities			(1)		(1)
Net loss				(1,275)	(1,275)
Balance at Mar. 31, 2024	$ 249	207,189	(455)	(194,227)	12,756
Balance, shares at Mar. 31, 2024	6,009,654
Balance at Dec. 31, 2023	$ 209	207,076	(454)	(192,952)	13,879
Balance, shares at Dec. 31, 2023	5,045,324
Net loss					(2,394)
Balance at Jun. 30, 2024	$ 263	207,305	(435)	(195,346)	11,787
Balance, shares at Jun. 30, 2024	6,358,747
Balance at Mar. 31, 2024	$ 249	207,189	(455)	(194,227)	12,756
Balance, shares at Mar. 31, 2024	6,009,654
Exercise of pre-funded warrants	$ 14	(14)
Exercise of Pre-funded warrants, shares	349,093
Stock-based compensation		130			130
Unrealized loss from marketable debt securities			20		20
Net loss				(1,119)	(1,119)
Balance at Jun. 30, 2024	$ 263	$ 207,305	$ (435)	$ (195,346)	$ 11,787
Balance, shares at Jun. 30, 2024	6,358,747